Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss attributable to ordinary shareholders	$ (3,019)	$ (4,400)
Denominator:
Weighted average number of ordinary shares outstanding – basic	71,567	71,567
Weighted average number of ordinary shares outstanding – diluted	71,567	71,567
Net loss per share – basic	$ (0.04)	$ (0.06)
Net loss per share –diluted	$ (0.04)	$ (0.06)